Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (16.1%)
Vanguard Total Stock Market Index Fund Investor Shares	2,681,230	197,017
Vanguard Value Index Fund Investor Shares	2,076,498	90,411
		287,428
Global Stock Fund (7.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	9,243,846	135,977

International Stock Funds (28.8%)
Vanguard Total International Stock Index Fund Investor Shares	25,762,815	426,890
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,402,591	87,106
		513,996
U.S. Bond Funds (16.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	18,502,144	205,004
Vanguard Ultra-Short-Term Bond Fund Investor Shares	8,799,172	88,255
		293,259
International Bond Fund (6.2%)
Vanguard Total International Bond Index Fund Investor Shares	9,307,912	109,461

Alternative Funds (24.8%)
Vanguard Alternative Strategies Fund	10,158,622	224,404
Vanguard Commodity Strategy Fund	5,383,199	131,081
Vanguard Market Neutral Fund Investor Shares	8,108,595	86,600
		442,085
Total Investment Companies (Cost $1,508,376)		1,782,206
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $0)	3	—
Total Investments (100.0%) (Cost $1,508,376)		1,782,206
Other Assets and Liabilities-Net (0.0%)		75
Net Assets (100%)		1,782,281

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015, was no longer held by the fund on June 27, 2019, and ceased operations on
September 20, 2019. The subsidiary was wholly owned by the fund and was a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which was organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary were subject to the same risks that applied to similar investments if held directly by the fund.

Beginning on June 25, 2019, the fund gained exposure to the commodities markets by investing in the
Vanguard Commodity Strategy Fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Swap Contracts: The fund gained exposure to commodities through the subsidiary's investment in swaps which earned the total return on a specified commodity index. Under the terms of the swaps, the subsidiary received the total return on the specified index (received the increase or paid the decrease in the value of the specified index), applied to a notional amount. The subsidiary also paid a floating rate that was based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invested an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts were not recorded in the Consolidated Schedule of
Investments. Swaps were valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value was recorded as unrealized appreciation
(depreciation) until periodic payments were made, or the termination of the swap, at which time realized gain (loss) was recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts were noted in the
Consolidated Schedule of Investments. The value of collateral received or pledged was compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund had no open swap positions at September 30, 2019.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

At September 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Sept. 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	216,656	4,502	14,897	748	17,395	—	—	224,404
Vanguard Commodity
Strategy Fund	—	134,556	—	—	(3,475)	—	—	131,081
Vanguard Emerging
Markets Stock Index
Fund	89,887	2,192	10,369	(132)	5,528	1,758	—	87,106
Vanguard Global
Minimum Volatility
Fund	132,417	—	19,866	3,687	19,739	—	—	135,977
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	3	—	—
Vanguard Market
Neutral Fund	89,155	4,685	—	—	(7,240)	79	—	86,600
Vanguard Total Bond
Market II Index Fund	243,376	37,435	90,154	884	13,463	4,905	—	205,004
Vanguard Total
International Bond
Index Fund	108,727	1,233	9,248	299	8,450	862	—	109,461
Vanguard Total
International Stock
Index Fund	442,717	21,775	78,462	(5,375)	46,235	8,669	—	426,890
Vanguard Total Stock
Market Index Fund	221,407	10,316	72,810	28,814	9,290	2,699	—	197,017
Vanguard Ultra-Short-
Term Bond Fund	—	91,569	3,312	—	(2)	758	—	88,255
Vanguard Value Index
Fund	84,756	1,647	7,752	1,188	10,572	1,647	—	90,411
Total	1,629,098	309,910	306,870	30,113	119,955	21,380	—	1,782,206
1 Not applicable—purchases and sales are for temporary cash investment purposes.